Shareholder Fees - FidelityGrowthStrategiesFund-KPRO	Jan. 29, 2025 USD ($)
FidelityGrowthStrategiesFund-KPRO | Fidelity Growth Strategies Fund
Shareholder Fees:
(fees paid directly from your investment)	none